Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
July 13, 2018
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A
Dear SEC Staff Reviewer,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) post-effective amendment number 253 to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).
The Registrant is filing the Amendment to add an existing share class, Class J, to the Equity Income Fund.
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, incorporation by reference of information, financial highlights, and 5% and 25% ownership information.
The Amendment consists of the following: (1) Facing Page; (2) Part A - a prospectus for Class J shares of the Equity Income Fund; (3) Part B - a Statement of Additional Information that includes each of the Registrant's series with an October 31 fiscal year end in Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6 shares; (4) Part C; and (5) Signature Pages.
The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant's other series with an October 31 fiscal year end or Registrant’s series with an August 31 fiscal year end.
This post-effective amendment is relying, in part, on template filing relief pursuant to Rule 485(b)(1)(vii); please reference correspondence filed June 13, 2018. This post-effective amendment incorporates Ameriprise Financial sales charge waiver language, which was previously reviewed in conjunction with Amendment number 250 (filed under Rule 485(a) on April 13, 2018), and Amendment number 251 (filed under 485(b) on June 13, 2018 and effective June 15, 2018).
Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney L. Schnathorst
Britney L. Schnathorst
Assistant Counsel and Assistant Secretary, Registrant
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